Note 18 - Leases (Details Textual)	Dec. 31, 2022
Operating Lease, Weighted Average Remaining Lease Term (Year)	5 years 7 months 28 days
Operating Lease, Weighted Average Discount Rate, Percent	4.60%
Minimum [Member]
Lessee, Operating Lease, Term of Contract (Year)	2 years
Maximum [Member]
Lessee, Operating Lease, Term of Contract (Year)	10 years